QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-22172
               -------------------------------------------------
                       Investment Company Act file number


                              WORLD FUNDS TRUST
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                                Thomas S. Harman
                             Morgan, Lewis, Bockius
                      1111 Pennsylvania Avenue, Northwest
                             Washington, D.C. 20004

     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (804)267-7400
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 07/31
                       -------------------------------

                      Date of reporting period: 04/30/2009
                      -----------------------------------



ITEM 1. SCHEDULE OF INVESTMENTS.



World Funds Trust

QUARTERLY STATEMENTS OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

Commonwealth Small Cap Fund;
Frantzen Growth and Income Fund;
Frantzen Large Cap Growth Fund; and
Frantzen Small Cap Growth Fund

                           COMMONWEALTH SMALL CAP FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 April 30, 2009
                                  (unaudited)


  Number                                              Market
 of Shares  Security Description                      Value
-------------------------------                     ----------
-------------------------------                     ----------

            COMMON STOCKS:                 94.46%

            BUILDING /CONSTRUCTION:         3.83%
      1,650 SIMPSON MANUFACTURING CO. INC.           $ 36,729
                                                    ----------
                                                    ----------

            COMPUTERS/SOFTWARE/SERVICES:   13.25%
      3,700 3D SYSTEMS CORP.                           25,937
      2,175 EPIQ SYSTEMS, INC.                         33,647
      1,415 MICROS SYSTEMS, INC.                       29,687
      2,700 PEROT SYSTEMS CORP.                        37,962
                                                    ----------
                                                    ----------
                                                                         127,233
                                                    ----------
                                                    ----------

            CONSUMER PRODUCTS:              2.76%
        980 WD-40 COMPANY                              26,519
                                                    ----------
                                                    ----------

            ELECTRONICS:                    2.99%
      2,150 GENTEX CORP.                               28,746
                                                    ----------
                                                    ----------

            ENGINEERING:                    5.34%
      3,175 MCDERMOTT INTERNATIONAL, INC.              51,245
                                                    ----------
                                                    ----------

            FINANCIALS:                    17.59%
        925 FEDERATEDINVESTORS, INC. CLASS B           21,164
      2,600 MONTPELIER RE HOLDINGS LTD.                32,396
      3,250 OCWEN FINANCIAL CORP.                      36,140
      3,300 TNS INC.                                   55,605
      1,970 WHITNEY HOLDING CORP.                      23,561
                                                    ----------
                                                    ----------
                                                                         168,866
                                                    ----------
                                                    ----------

            HEALTHCARE/DRUGS:              14.79%
      3,600 HOME DIAGNOSTICS INC.                      21,384
      1,950 LUMINEX CORP.                              31,999
      1,500 PERRIGO COMPANY                            38,880
      4,275 QUIDEL CORP.                               49,761
                                                    ----------
                                                    ----------
                                                                         142,024
                                                    ----------
                                                    ----------

            HUMAN RESOURCES:                2.20%
      1,250 HEIDRICK & STRUGGLES INTERNATIONAL, INC.   21,125
                                                    ----------
                                                    ----------

            MANUFACTURING:                  8.88%
      2,225 CALLAWAY GOLF COMPANY                      16,799
      2,775 COGNEX CORP.                               39,044
        920 KAYDON CORP.                               29,403
                                                                          85,246
                                                    ----------
                                                    ----------

            OIL:                           10.67%
        900 ARENA RESOURCES, INC.                      25,803
      1,350 GOODRICH PETROLEUM CORP.                   30,956
      1,600 GULF ISLAND FABRICATION, INC.              20,704
      1,300 SUPERIOR ENERGY SERVICES, INC.             24,973
                                                    ----------
                                                    ----------
                                                                         102,436
                                                    ----------
                                                    ----------

            RETAIL:                         1.27%
        910 ETHAN ALLEN INTERIORS, INC.                12,239
                                                    ----------
                                                    ----------

            SEMI-CONDUCTOR:                 8.03%
      5,240 ADVANCED ENERGY INDUSTRIES, INC.           44,173
      1,200 CREE, INC.                                 32,868
                                                    ----------
                                                    ----------
                                                                          77,041
                                                    ----------
                                                    ----------

            TRANSPORTATION:                 2.85%
       1640 FORWARD AIR CORP.                          27,339
                                                    ----------
                                                    ----------


            Total Securities               94.46%   $ 906,788
            Cash and Cash Equivalents       5.54%      53,194
                                           -------------------
                                           -------------------
            TOTAL INVESTMENTS              100.00%  $ 959,982
                                           ===================
                                           ===================



FAS 157 Footnote Disclosure:

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

           Level 1 - quoted prices in active markets for identical securities

           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2009:


Valuation Inputs:
Level 1 - Quoted Prices                             $ 906,788
Level 2 - Other Significant Observable Inputs               -
Level 3 - Significant Unobservable Inputs                   -
                                                    ----------
                                                    ----------
     Total:                                         $ 906,788
                                                    ----------
                                                    ----------

                         FRANTZEN GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 April 30, 2009
                                  (unaudited)


  Number                                              Market
 of Shares  Security Description                      Value
-------------------------------                     ----------
-------------------------------                     ----------

            COMMON STOCKS:                 95.16%

            CHEMICALS:                      2.90%
        308 TERRAL NITROGEN COMPANY, L.P.            $ 41,260
                                                    ----------
                                                    ----------

            ELECTRIC:                       4.55%
        876 FPL GROUP, INC.                            47,120
        472 PG&E CORP.                                 17,521
                                                    ----------
                                                    ----------
                                                                          64,641
                                                    ----------
                                                    ----------

            ENERGY:                        16.26%
      1,925 ALLIANCE RESOURCE PARTNERS, L.P.           63,313
      1,462 ENERGY TRANSFER PARTNERS, L.P.             57,822
        854 KINDER MORGAN ENERGY PARTNERS, L.P.        40,787
      1,176 NATURAL RESOURCES PARTNERS, L.P.           26,942
      3,353 PENN VIRGINIA RESOURCE PARTNERS, L.P.      42,081
                                                    ----------
                                                    ----------
                                                                         230,945
                                                    ----------
                                                    ----------

            FINANCIALS:                    17.39%
      4,814 ANNALY CAPITAL MANAGEMENT INC.             67,733
      4,152 ANWORTH MORTGAGE ASSET CORP.               26,697
        765 AUTOMATIC DATA PROCESSING, INC.            26,928
      2,155 BANK OF NOVA SCOTIA                        61,331
      2,198 CAPSTEAD MORTGAGE CORP.                    25,035
      6,670 MFA FINANCIAL, INC.                        39,286
                                                    ----------
                                                    ----------
                                                                         247,010
                                                    ----------
                                                    ----------

            HEALTHCARE/DRUGS:               9.34%
      1,952 BRISTOL-MYERS SQUIBB CO.                   37,478
      1,462 HEALTH CARE REIT, INC.                     49,810
      2,889 OMEGA HEALTHCARE INVESTORS, INC.           45,415
                                                    ----------
                                                    ----------
                                                                         132,703
                                                    ----------
                                                    ----------

            MANUFACTURING:                  6.75%
      3,336 ALTRIA GROUP, INC.                         54,477
        655 LORILLARD, INC.                            41,350
                                                    ----------
                                                    ----------
                                                                          95,827
                                                    ----------
                                                    ----------

            METAL/COPPER:                   2.70%
      2,066 SOUTHERN COPPER CORP.                      38,366
                                                    ----------
                                                    ----------

            OIL/GAS:                       17.09%
      1,586 BAYTEX ENERGY TRUST                        22,093
      1,574 MAGELLAN MIDSTREAM PARTNERS, L.P.          52,572
        780 NORDIC AMERICAN TANKER SHIPPING            25,327
      3,043 SHIP FINANCE INTERNATIONAL LTD.            26,261
      1,349 SUBURBAN PROPANE PARTNERS, L.P.            53,960
      1,202 SUNOCO LOGISTICS PARTNERS L.P.             62,612
                                                    ----------
                                                    ----------
                                                                         242,825
                                                    ----------
                                                    ----------

            REAL ESTATE:                    3.91%
      3,129 NATIONAL RETAIL PROPERTIES                 55,508
                                                    ----------
                                                    ----------

            STEEL:                          3.02%
      1,056 NUCOR CORP.                                42,969
                                                    ----------
                                                    ----------

            TELECOMMUNICATION:             11.24%
      2,434 CELLCOM ISRAEL LTD.                        53,037
      2,048 NTELOS HOLDINGS CORP.                      32,727
        815 TELEFONICA SA                              46,341
        909 VERIZON COMMUNICATIONS INC.                27,579
                                                    ----------
                                                    ----------
                                                                         159,684
                                                    ----------
                                                    ----------


            TOTAL SECURITIES               95.16%   $ 1,351,738
            CASH AND CASH EQUIVALENTS       4.84%      68,770
                                           -------------------
                                           -------------------
            TOTAL INVESTMENTS              100.00%  $ 1,420,508
                                           ===================
                                           ===================



FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

           Level 1 - quoted prices in active markets for identical securities

           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2009:


Valuation Inputs:
Level 1 - Quoted Prices                             $ 1,351,738
Level 2 - Other Significant Observable Inputs               -
Level 3 - Significant Unobservable Inputs                   -
                                                    ----------
                                                    ----------
     Total:                                         $ 1,351,738
                                                    ----------

                         FRANTZEN LARGE CAP GROWTH FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 April 30, 2009
                                  (unaudited)


  Number                                             Market
 of Shares  Security Description                     Value
-------------------------------                    ----------
-------------------------------                    ----------

            COMMON STOCKS:                83.56%

            AEROSPACE:                     2.37%
         35 RAYTHEON COMPANY                         $ 1,583
                                                   ----------
                                                   ----------

            CHEMICALS:                     4.67%
         22 MONSANTO CO.                               1,868
         31 THE MOSAIC CO.                             1,254
                                                   ----------
                                                   ----------
                                                                           3,122
                                                   ----------
                                                   ----------

            COMPUTERS/SOFWARE/SERVICES:   10.51%
          8 APPLE INC.                                 1,007
         47 AUTOMATIC DATA PROCESSING, INC.            1,654
         22 INTERNATINAL BUSINESS MACHINES CORP.       2,270
        108 ORACLE CORP.                               2,089
                                                   ----------
                                                   ----------
                                                                           7,020
                                                   ----------
                                                   ----------

            ELECTRIC/ELECTRONICS:          5.25%
         34 FPL GROUP, INC.                            1,829
         22 L-3 COMMUNICATIONS HOLDINGS, INC.          1,675
                                                   ----------
                                                   ----------
                                                                           3,504
                                                   ----------
                                                   ----------

            ENERGY:                        2.24%
          8 FIRST SOLAR, INC.                          1,498
                                                   ----------
                                                   ----------

            ENTERTAINMENT:                 2.70%
         73 THE DIRECTV GROUP, INC.                    1,805
                                                   ----------
                                                   ----------

            FINANCIALS:                   16.44%
        147 ANNALY CAPITAL MANAGEMENT INC.             2,068
         34 AON CORP.                                  1,435
         10 GOLDMAN SACHS GROUP, INC.                  1,285
         10 MASTERCARD, INC. "A"                       1,835
         77 MORGAN STANLEY                             1,820
         12 NORTHERN TRUST CORP.                         652
         29 VISA INC "A"                               1,884
                                                   ----------
                                                   ----------
                                                                          10,979
                                                   ----------
                                                   ----------

            HEALTHCARE/DRUGS:              5.69%
         22 ABBOTT LABORATORIES                          921
         30 EXPRESS SCRIPTS, INC.                      1,919
         18 GENZYME CORP.                                960
                                                   ----------
                                                   ----------
                                                                           3,800
                                                   ----------
                                                   ----------

            INTERNET:                      5.86%
          5 GOOGLE INC. "A"                            1,980
        112 SYMANTEC CORP.                             1,932
                                                   ----------
                                                   ----------
                                                                           3,912
                                                   ----------
                                                   ----------

            MANUFACTURING:                 2.56%
         42 NUCOR CORP.                                1,709
                                                   ----------
                                                   ----------

            OIL/GAS:                      10.91%
         57 NATIONAL-OILWELL VARCO INC.                1,726
         29 PRAXAIR, INC.                              2,164
         57 SOUTHERWESTERN ENERGY COMPANY              2,044
         20 TRANSOCEAN LTD.                            1,350
                                                   ----------
                                                   ----------
                                                                           7,284
                                                   ----------
                                                   ----------

            RETAIL:                        5.94%
         30 MCDONALD'S CORP.                           1,599
         47 WAL-MART STORES, INC.                      2,369
                                                   ----------
                                                   ----------
                                                                           3,968
                                                   ----------
                                                   ----------

            TELECOMMUNICATION:             3.86%
         19 CHINA TELECOM CORPORATION LTD - ADR          938
         54 VERIZON COMMUNICATIONS INC.                1,638
                                                   ----------
                                                   ----------
                                                                           2,576
                                                   ----------
                                                   ----------

            TRANSPORTATION:                2.28%
         31 UNION PACIFIC, CORP.                       1,523
                                                   ----------
                                                   ----------

            WASTE DISPOSAL:                2.28%
         57 WASTE MANAGEMENT                           1,520
                                                   ----------
                                                   ----------

            Total Securities              83.56%    $ 55,803
            Cash and Cash Equivalents     16.44%      10,981
                                          -------------------
                                          -------------------
            TOTAL INVESTMENTS             100.00%   $ 66,784
                                          ===================
                                          ===================


FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

           Level 1 - quoted prices in active markets for identical securities

           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2009:


Valuation Inputs:
Level 1 - Quoted Prices                             $ 55,803
Level 2 - Other Significant Observable Inputs              -
Level 3 - Significant Unobservable Inputs                  -
                                                   ----------
                                                   ----------
     Total:                                         $ 55,803
                                                   ----------
                                                   ----------

                         FRANTZEN SMALL CAP GROWTH FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 April 30, 2009
                                  (unaudited)


  Number                                          Market
of Shares  Security Description                   Value
-----------------------------                   ----------
-----------------------------                   ----------

           COMMON STOCKS:               85.33%

           CHEMICALS:                   2.63%
       408 TERRA INDUSTRIES INC.                 $ 10,812
                                                ----------
                                                ----------

           COMMERCIAL SERVICES:         2.62%
       254 CHEMED CORP.                          $ 10,752
                                                ----------
                                                ----------

           COMPUTERS/SOFTWARE/SERVICES: 8.83%
       378 ACI WORLDWIDE, INC.                      6,528
       425 OPEN TEXT CORP.                         13,953
       487 SYNAPTICS INC.                          15,818
                                                ----------
                                                ----------
                                                                          36,299
                                                ----------
                                                ----------

           ELECTRIC:                    3.12%
       295 ITC HOLDINGS CORP.                      12,841
                                                ----------
                                                ----------

           ENERGY:                      1.56%
       282 WALTER ENERGY, INC.                      6,430
                                                ----------
                                                ----------

           ENGINEERING:                 6.82%
       425 SHAW GROUP INC.                         14,250
       561 TETRA TECH, INC.                        13,778
                                                ----------
                                                ----------
                                                                          28,028
                                                ----------
                                                ----------

           FINANCIALS:                  2.86%
       760 KNIGHT CAPITAL GROUP, INC. "A"          11,772
                                                ----------
                                                ----------

           FOOD:                        1.96%
       303 TREEHOUSE FOODS, INC.                    8,057
                                                ----------
                                                ----------

           HEALTHCARE/DRUGS:            10.32%
       527 CATALYST HEALTH SOLUTIONS, INC.         11,884
       265 EMERGENCY MEDICAL SERVICES CORP "A"      9,233
       398 GENOPTIX INC.                           11,574
       339 THE COOPER COMPANIES, INC.               9,746
                                                ----------
                                                ----------
                                                                          42,437
                                                ----------
                                                ----------

           INTERNET:                    3.11%
       533 J2 GLOBAL COMMUNICATIONS, INC.          12,787
                                                ----------
                                                ----------

           MANUFACTURING:               3.23%
       352 ROCK-TENN COMPANY  "A"                  13,292
                                                ----------
                                                ----------

           MULTI MEDIA:                 1.96%
       408 STARENT NETWORKS CORP.                   8,050
                                                ----------
                                                ----------

           OIL:                         4.42%
       361 DRESSER-RAND GROUP, INC.                 8,891
       442 HOLLY CORP.                              9,264
                                                ----------
                                                ----------
                                                                          18,155
                                                ----------
                                                ----------

           RETAIL:                      13.04%
       212 AARON'S, INC.                            7,115
       583 CONN'S, INC.                             9,584
       428 PRICESMART, INC.                         7,640
       281 RENT-A-CENTER, INC.                      5,409
       674 TEXAS ROADHOUSE,  INC. "A"               7,670
       202 THE BUCKLE INC.                          7,549
       214 TRACTOR SUPPLY COMPANY                   8,641
                                                ----------
                                                ----------
                                                                          53,608
                                                ----------
                                                ----------

           STEEL:                       5.70%
       246 NORTHWEST PIPE COMPANY                   9,331
       221 VALMONT INDUSTRIES                      14,095
                                                ----------
                                                ----------
                                                                          23,426
                                                ----------
                                                ----------

           TELECOMMUNICATION:           6.03%
     1,222 MASTEC, INC.                            15,287
       594 NTELOS HOLDINGS CORP.                    9,492
                                                ----------
                                                ----------
                                                                          24,779
                                                ----------
                                                ----------

           TRAVEL:                      2.61%
       206 ALLEGIANT TRAVEL CO.                    10,720
                                                ----------
                                                ----------

           TRANSPORTATION:              2.27%
       617 AEGEAN MARINE PETROLEUM NETWORK INC.     9,348
                                                ----------
                                                ----------

           WASTE DISPOSAL:              2.23%
       183 CLEAN HARBORS, INC.                      9,168
                                                ----------
                                                ----------


           Total Securities             85.33%  $ 350,761
           Cash and Cash Equivalents    14.67%     60,306
                                        ------------------
                                        ------------------
           TOTAL INVESTMENTS            100.00% $ 411,067
                                        ==================
                                        ==================



FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

           Level 1 - quoted prices in active markets for identical securities

           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2009:


Valuation Inputs:
Level 1 - Quoted Prices                         $ 350,761
Level 2 - Other Significant Observable Inputs           -
Level 3 - Significant Unobservable Inputs               -
                                                ----------
                                                ----------
    Total:                                      $ 350,761
                                                ----------
                                                ----------

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
             -----------------------------

By:  /s/ Franklin A. Trice, III
     -------------------------------------
         Franklin A. Trice, III
         Principal Executive Officer

Date:    June 29, 2009
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Franklin A. Trice, III
     -------------------------------------
         Franklin A. Trice, III
         Principal Executive Officer

Date:    June 29, 2009
      ------------------------------------


By:  /s/ Karen Shupe
     -------------------------------------
        Karen Shupe
        Principal Financial Officer

Date:   June 29, 2009
      ------------------------------------